Annual Total Returns[BarChart] - AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO - No Share Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.43%)	13.73%	22.68%	7.00%	0.53%	6.83%	17.89%	(6.22%)	22.25%	13.42%